FAIR VALUE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2018
FAIR VALUE DISCLOSURES [Abstract]
Assets and Liabilities Measured at Fair Value
Assets and liabilities measured at fair value, including financial assets for which we have elected the fair value option, were as follows:

		Fair Value Measurements Using
	Fair Value Measure- ments	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Un- observable Inputs (Level 3)
	(In thousands)
December 31, 2018:
Measured at Fair Value on a Recurring Basis
Assets
Equity securities at fair value	$393	$393	$-	$-
Securities available for sale
U.S. agency	20,014	-	20,014	-
U.S. agency residential mortgage-backed	123,751	-	123,751	-
U.S. agency commercial mortgage-backed	5,726	-	5,726	-
Private label mortgage-backed	29,419	-	29,419	-
Other asset backed	83,319	-	83,319	-
Obligations of states and political subdivisions	127,555	-	127,555	-
Corporate	34,309	-	34,309	-
Trust preferred	1,819	-	1,819	-
Foreign government	2,014	-	2,014	-
Loans held for sale, carried at fair value	44,753	-	44,753	-
Capitalized mortgage loan servicing rights	21,400	-	-	21,400
Derivatives (1)	5,155	-	5,155	-
Liabilities
Derivatives (2)	2,326	-	2,326	-

Measured at Fair Value on a Non-recurring basis:
Assets
Loans held for sale, carried at the lower of cost or fair value	41,471	41,471	-	-
Impaired loans (3)
Commercial
Income producing - real estate	217	-	-	217
Land, land development & construction-real estate	106	-	-	106
Commercial and industrial	2,243	-	-	2,243
Mortgage
1-4 family	333	-	-	333
Resort lending	572	-	-	572
Other real estate (4)
Mortgage
1-4 family	95	-	-	95
Home equity - 2nd lien	59	-	-	59

(1)	Included in accrued income and other assets.

(2)	Included in accrued expenses and other liabilities.

(3)	Only includes impaired loans with specific loss allocations based on collateral value.

(4)	Only includes other real estate with subsequent write downs to fair value.

		Fair Value Measurements Using
	Fair Value Measure- ments	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Un- observable Inputs (Level 3)
	(In thousands)
December 31, 2017:
Measured at Fair Value on a Recurring Basis:
Assets
Trading securities	$455	$455	$-	$-
Securities available for sale
U.S. Treasury	898	898	-	-
U.S. agency	25,682	-	25,682	-
U.S. agency residential mortgage-backed	137,918	-	137,918	-
U.S. agency commercial mortgage-backed	9,760	-	9,760	-
Private label mortgage-backed	29,109	-	29,109	-
Other asset backed	93,898	-	93,898	-
Obligations of states and political subdivisions	172,945	-	172,945	-
Corporate	47,853	-	47,853	-
Trust preferred	2,802	-	2,802	-
Foreign government	2,060	-	2,060	-
Loans held for sale	39,436	-	39,436	-
Capitalized mortgage loan servicing rights	15,699	-	-	15,699
Derivatives (1)	3,080	-	3,080	-
Liabilities
Derivatives (2)	1,292	-	1,292	-

Measured at Fair Value on a Non-recurring basis:
Assets
Impaired loans (3)
Commercial
Income producing - real estate	274	-	-	274
Land, land development & construction-real estate	9	-	-	9
Commercial and industrial	1,051	-	-	1,051
Mortgage
1-4 family	339	-	-	339
Resort lending	207	-	-	207
Other real estate (4)
Mortgage
1-4 family	186	-	-	186
Resort lending	65	-	-	65

(1)	Included in accrued income and other assets
(2)	Included in accrued expenses and other liabilities
(3)	Only includes impaired loans with specific loss allocations based on collateral value.
(4)	Only includes other real estate with subsequent write downs to fair value.

Changes in Fair Value for Financial Assets
Changes in fair values of financial assets for which we have elected the fair value option for the years ended December 31 were as follows:

	Net Gains (Losses) on Assets		Mortgage Loan Servicing, net	Total Change in Fair Values Included in Current Period Earnings
	Securities	Mortgage Loans
	(In thousands)

2018
Equity securities at fair value	$(62)	$-	$-	$(62)
Loans held for sale	-	413	-	413
Capitalized mortgage loan servicing rights	-	-	(2,323)	(2,323)

2017
Trading securities	$45	$-	$-	$45
Loans held for sale	-	407	-	407
Capitalized mortgage loan servicing rights	-	-	(2,744)	(2,744)

2016
Trading securities	$262	$-	$-	$262
Loans held for sale	-	(277)	-	(277)

Reconciliation for all Assets and (Liabilities) Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)
A reconciliation for all assets and (liabilities) measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31 follows:

	Capitalized Mortgage Loan Servicing Rights
	2018	2017	2016
	(In thousands)
Beginning balance	$15,699	$-	$-
Change in accounting	-	14,213	-
Beginning balance, as adjusted	15,699	14,213	-
Total losses realized and unrealized:
Included in results of operations	(2,323)	(2,744)	-
Included in other comprehensive income (loss)	-	-	-
Purchases, issuances, settlements, maturities and calls	8,024	4,230	-
Transfers in and/or out of Level 3	-	-	-
Ending balance	$21,400	$15,699	$-

Amount of total losses for the period included in earnings attributable to the change in unrealized losses relating to assets and liabilities still held at December 31	$(2,323)	$(2,744)	$-

Quantitative Information About Level 3 Fair Value Measurements Measured on a Recurring Basis and Non-recurring Basis

	Asset Fair Value	Valuation Technique	Unobservable Inputs	Range	Weighted Average
	(In thousands)
2018

Capitalized mortgage loan servicing rights	$21,400	Present value of net	Discount rate	10.00% to 13.00%	10.15%
		servicing revenue	Cost to service	$68 to $216	$81
			Ancillary income	20 to 36	23
			Float rate	2.57%	2.57%

2017

Capitalized mortgage loan servicing rights	$15,699	Present value of net	Discount rate	9.88% to 11.00%	10.11%
		servicing revenue	Cost to service	$66 to $216	$81
			Ancillary income	20 to 36	23
			Float rate	2.24%	2.24%

Quantitative information about Level 3 fair value measurements measured on a non-recurring basis follows:

	Asset Fair Value	Valuation Technique	Unobservable Inputs	Range	Weighted Average
	(In thousands)
2018
Impaired loans
Commercial (1)	$2,566	Sales comparison approach	Adjustment for differences between comparable sales	(32.5)% to 60.0%	(1.9)%
Mortgage	905	Sales comparison approach	Adjustment for differences between comparable sales	(40.1) to 25.6	0.7
Other real estate
Mortgage	154	Sales comparison approach	Adjustment for differences between comparable sales	0.0 to 34.1	11.2
2017
Impaired loans
Commercial	$1,334	Sales comparison approach	Adjustment for differences between comparable sales	(32.5)% to 25.0%	(4.5)%
Mortgage	546	Sales comparison approach	Adjustment for differences between comparable sales	(21.1) to 34.1	(2.7)
Other real estate
Mortgage	251	Sales comparison approach	Adjustment for differences between comparable sales	(33.0) to 44.5	(1.0)

(1)
In addition to the valuation techniques and unobservable inputs discussed above, at December 31, 2018, we had an impaired collateral dependent commercial relationship that totaled $0.7 million that was secured by collateral other than real estate. Collateral securing this relationship primarily included accounts receivable, inventory and cash at December 31, 2018. Valuation techniques at December 31, 2018, included discounting financial statement values for each particular asset type. Discount rates used ranged from 20% to 80% of stated values.

Aggregate Fair Value and Aggregate Remaining Contractual Principal Balance for Loans Held for Sale
The following table reflects the difference between the aggregate fair value and the aggregate remaining contractual principal balance outstanding for loans held for sale for which the fair value option has been elected at December 31.

	Aggregate Fair Value	Difference	Contractual Principal
	(In thousands)
Loans held for sale
2018	$44,753	$1,257	$43,496
2017	39,436	844	38,592
2016	35,946	437	35,509